Securities-Projected Weighted-Average Default Rates and Loss Severities (Detail) (Recent Vintage)	Dec. 31, 2013	Dec. 31, 2012
Alt-A
Gain (Loss) on Investments [Line Items]
Default rate (percent)	40.00%	43.00%
Severity (percent)	57.00%	57.00%
Subprime RMBS
Gain (Loss) on Investments [Line Items]
Default rate (percent)	58.00%	61.00%
Severity (percent)	71.00%	72.00%
Prime RMBS
Gain (Loss) on Investments [Line Items]
Default rate (percent)	22.00%	24.00%
Severity (percent)	42.00%	43.00%